DEFINED CONTRIBUTION PLAN	12 Months Ended
Dec. 31, 2025
Retirement Benefits [Abstract]
DEFINED CONTRIBUTION PLAN

NOTE 18 - DEFINED CONTRIBUTION PLAN

The Company has a defined contribution plan covering eligible employees with at least two months of service. The Company fully matches employee contributions up to 3% of total compensation, plus 50% of contributions that exceed that amount up to 5% of total compensation. Total expenses for the years ended December 31, 2025, 2024 and 2023, was $17,438, $10,589 and $31,187, respectively.